Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of the deferred tax assets and liabilities

The components of the deferred tax assets are as follows:

	December 31,
(in thousands)	2021	2022
Deferred tax assets
Net operating loss carryovers – Federal	$19,936	$22,798
Net operating loss carryovers – State	5,640	4,811
Unrealized loss on equity securities	2,415	2,913
Research and development credits	2,300	3,149
Loss on impairment of strategic investments	1,449	1,177
Research and experimental costs	—	4,973
Other	552	1,478
Lease liability	—	629
Deferred revenue	5,353	5,166
Total deferred tax assets	37,645	47,094
Less: valuation allowance	(37,630)	(46,457)
Total deferred tax assets	15	637
Deferred tax liabilities
Right-of-use asset	—	(578)
Depreciation and amortization	(15)	(59)
Total deferred tax liabilities	(15)	(637)
Total net deferred tax asset	$—	$—

Schedule of reconciliation of the statutory federal income tax to the Company's effective tax

	December 31,
	2021	2022
Income tax benefit at federal statutory rate	21.0%	21.0%
State and local income tax (net of Federal benefit)	7.2%	4.8%
Permanent items	0.6%	(0.9)%
Research and development credits	1.9%	3.1%
Research and development, uncertain tax positions	(0.4)%	(0.6)%
Change in valuation allowance	(31.2)%	(26.2)%
Effect of rate changes	—%	(1.2)%
True-ups	0.9%	—%
Other	—%	—%
Effective tax rate	—%	—%

Schedule of reconciliation of total amounts of gross unrecognized tax benefits

Following is a reconciliation of beginning and ending balances of total amounts of gross unrecognized tax benefits:

	December 31,
(in thousands)	2021	2022
Unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	$481	$572
Additions due to current year activity	111	203
Other reductions	(20)	—
Unrecognized tax benefits at the end of the period	$572	$775